Investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of Investments
As at December 31, 2023 and 2022, the Company had the following investment:

	2023	2022
Investment in PrairieSky Royalty Ltd.	$525	$491
The gain from the investment in PrairieSky was comprised as follows:

	2023	2022	2021
Gain from investment	$(34)	$(182)	$(81)
Dividend income	(22)	(14)	(7)
	$(56)	$(196)	$(88)